Critical accounting estimates and judgments (Details Narrative)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Electricity discount rate	14.62%
Scenario no1 member
IfrsStatementLineItems [Line Items]
Probability of occurance assigned percentage	25.00%
Scenario no2 member
IfrsStatementLineItems [Line Items]
Probability of occurance assigned percentage	60.00%
Scenario no3 member
IfrsStatementLineItems [Line Items]
Probability of occurance assigned percentage	15.00%